Credit Risk - Disclosure of Quantitative Criteria of Credit Risk Exposure (Details) - Probability of Default (PD)	12 Months Ended
Dec. 31, 2025
Mortgages
Disclosure of credit risk exposure [line items]
PD threshold for measuring significant increase in credit risk	0.30%
Consumer Finance
Disclosure of credit risk exposure [line items]
PD threshold for measuring significant increase in credit risk	3.00%
Corporate & Commercial Banking
Disclosure of credit risk exposure [line items]
PD threshold for measuring significant increase in credit risk	0.30%
Personal loans | Unsecured Lending
Disclosure of credit risk exposure [line items]
PD threshold for measuring significant increase in credit risk	0.30%
Credit cards | Unsecured Lending
Disclosure of credit risk exposure [line items]
PD threshold for measuring significant increase in credit risk	0.30%
Overdrafts | Unsecured Lending
Disclosure of credit risk exposure [line items]
PD threshold for measuring significant increase in credit risk	0.30%